Financial Instruments - Fair Value Hedges - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2008
Disclosure of detailed information about financial instruments [line items]
Cash inflow from de-designation of derivatives previously held at fair value			£ 62
Fair value hedge de-designated in 2008 [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments to borrowings de-designated in a fair value hedge relationship	£ 23	£ 24
Amortisation of fair value adjustments	£ 3	£ 3